Non Purchased Loans - Impaired Loans, Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 12,852	$ 12,023
Recorded Investment With No Allowance	6,999	6,540
Recorded Investment With Allowance	4,136	3,766
Total Recorded Investment	11,135	10,306
Related Allowance	682	401
Average Recorded Investment	10,721	7,352
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	12,708	10,601
Recorded Investment With No Allowance	6,999	5,209
Recorded Investment With Allowance	3,992	3,675
Total Recorded Investment	10,991	8,884
Related Allowance	610	374
Average Recorded Investment	10,649	6,489
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	111
Recorded Investment With No Allowance	58
Recorded Investment With Allowance	53
Total Recorded Investment	111
Related Allowance	16
Average Recorded Investment	56
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	252	269
Recorded Investment With No Allowance	252	269
Total Recorded Investment	252	269
Average Recorded Investment	261	135
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	839	1,153
Recorded Investment With No Allowance	740	1,062
Recorded Investment With Allowance	99	91
Total Recorded Investment	839	1,153
Related Allowance	28	27
Average Recorded Investment	996	728
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	11,506
Recorded Investment With No Allowance	5,949
Recorded Investment With Allowance	3,840
Total Recorded Investment	9,789
Related Allowance	566
Average Recorded Investment	9,337
Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	144	12,023
Recorded Investment With No Allowance		6,540
Recorded Investment With Allowance	144	3,766
Total Recorded Investment	144	10,306
Related Allowance	72	401
Average Recorded Investment	72	$ 7,352
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	144
Recorded Investment With Allowance	144
Total Recorded Investment	144
Related Allowance	72
Average Recorded Investment	$ 72